111 Huntington Avenue, Boston, Massachusetts 02199

617-954-5000

  September 26, 2024

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

 Re: MFS® Active Exchange Traded Funds Trust (the “Trust”) (File Nos. 333-278691 and 811-23953), on behalf of MFS® Active Core Plus Bond ETF, MFS® Active Growth ETF, MFS® Active International ETF, MFS® Active Intermediate Muni Bond ETF, and MFS® Active Value ETF (the “Funds”); Pre-Effective Amendment No. 2 Registration Statement on Form N-1A

Ladies and Gentlemen:

 Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, including Inline XBRL, please find Pre-Effective Amendment No. 2 to the Registration Statement of the Trust (the “Amendment”), marked to indicate changes from Pre-Effective Amendment No. 1 (“Amendment No. 1”). Amendment No. 1 was filed on July 30, 2024, for the purpose of incorporating edits to the Registration Statement in response to comments received from the staff of the Securities and Exchange Commission (“the Staff”) in a letter dated May 14, 2024, and making certain other updates to the Registration Statement.

 The Amendment is being filed for the purpose of incorporating edits to the Registration Statement in response to comments received from the Staff on Amendment No. 1, which were provided verbally via telephone on August 5, 2024, and making certain other updates to the Registration Statement.

 Please note that any references to "To Be Updated" that appear in the Registration Statement will be replaced with the appropriate required information in a future amendment to the Registration Statement.

 If you have any questions concerning the foregoing, please call the undersigned at 617-954-5843 or Allison Frebowitz at 617-954-5115.

  Sincerely,

  BRIAN E. LANGENFELD

  Brian E. Langenfeld

  Vice President and Managing Counsel